SCHEDULE OF REVENUE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue from ship broking services	$ 17,837,611	$ 18,659,141	$ 19,999,294